Related Party Transactions - Narrative Part 2 (Details) $ in Millions						1 Months Ended				3 Months Ended			12 Months Ended
	Mar. 02, 2014	Dec. 21, 2012	Dec. 21, 2012	Jan. 02, 2012	Jan. 02, 2012	Jun. 30, 2013	May 31, 2013	May 31, 2012	May 31, 2010	Mar. 31, 2014 item	Sep. 30, 2013 USD ($)	Mar. 31, 2013 item	Dec. 31, 2015 USD ($)	Dec. 31, 2009 item	Dec. 31, 2008 item
Related Party Transaction [Line Items]
Redeemable noncontrolling interest, net of deferred taxes | $													$ 10
EchoStar XVI
Related Party Transaction [Line Items]
Agreement Renewal Option Term		5 years
EchoStar
Related Party Transaction [Line Items]
Notice period for termination of agreement													120 days
Agreement Renewal Option Term					1 year
EchoStar | Certain Sports Related Programming Broadcast Agreement
Related Party Transaction [Line Items]
Agreement term									10 years
EchoStar | EchoStar VIII
Related Party Transaction [Line Items]
Notice period for termination of agreement	30 days						30 days
EchoStar | EchoStar XVI
Related Party Transaction [Line Items]
Agreement term from commencement of service date		4 years	4 years
Agreement Renewal Option Term		5 years
Additional term of renewal option		5 years
EchoStar | Telesat Transponder Agreement
Related Party Transaction [Line Items]
Agreement term														15 years
Agreement term with third party														15 years
Number of DBS transponders available to receive services														32
EchoStar | DISH Nimiq 5 Agreement
Related Party Transaction [Line Items]
Agreement term														10 years
Number of DBS transponders currently used														32
EchoStar | QuetzSat-1 Lease Agreement
Related Party Transaction [Line Items]
Agreement term with third party															10 years
Number of DBS transponders available to receive services															32
Number of DBS transponders currently used															24
Number of DBS transponders expected to receive services															24
Number of transponders subleased										5		5
EchoStar | 103 degree orbital location member
Related Party Transaction [Line Items]
Agreement term								10 years
Agreement term from commencement of service date						10 years
Payments to the related party | $											$ 23
Net book value of asset | $											20
Capital distribution | $											$ 3
EchoStar | TT&C Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity					60 days
EchoStar | Prior Broadcast Agreement | Minimum
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity				60 days